Leases - Cash outflow for leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Leases
Cash outflow for leases	$ 397	$ 209	$ 608	$ 342
Cash outflow for short-term and low-value leases	27	51	80	102
Total cash outflow for leases	$ 424	$ 260	$ 688	$ 444